                                                                                                            July 30, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

            - Dreyfus California AMT-Free Municipal Bond Fund

            File No.: 811-3757; 2-84105

Ladies and Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended May 31, 2015.

            Please direct any questions or comments to the attention of the undersigned at 212-922-6903.

                                                                                                Very truly yours,

                                                                                                /s/ Bernard Edwards

                                                                                                Bernard Edwards

                                                                                                Paralegal